SCHEDULE OF OPERATING LEASE LIABILITY (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Office lease	$ 66,201	$ 66,201	$ 66,201
Reduction of lease liability	(58,903)	(46,839)	(25,418)
Less: office lease, current portion	(7,298)	(19,362)	(21,505)
Long term portion of lease liability			19,278
Long term portion of lease liability			$ 19,278